UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  July 2, 2007
                                              ---------------------------------

Check here if Amendment [ ]; Amendment Number: _______________
  This Amendment (Check only one.):       [ ]  is a restatement.
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
               -----------------------------------------------
Address:       301 Carlson Parkway, Suite 120
               -----------------------------------------------
               Minnetonka, Minnesota 55305
               -----------------------------------------------

               -----------------------------------------------

Form 13F File Number:  28-2786
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          James R. Jundt
               -----------------------------------------------
Title:         Chairman
               -----------------------------------------------
Phone:         (952) 541-0677
               -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ James R. Jundt          Minneapolis, Minnesota      April 17, 2007
------------------------    ------------------------    ------------------------
[Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0
                                          -----------------------
Form 13F Information Table Entry Total:   38
                                          -----------------------
Form 13F Information Table Value Total:   $ 112,165
                                          -----------------------
                                                      (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                   Voting Authority
                                                                                                   ----------------
                                 Title of                Value     Shares/  Sh/   Put/   Invstmt   Other
Name of Issuer                   class        CUSIP     (x$1000)   Prn Amt  Prn   Call   Dscretn   Managers   Sole    Shared   None
------------------------------   --------   ---------   --------   -------- ---   ----   -------   --------  ------   ------   ----
ABBOTT LABS COM                  COM        002824100       4070      76000 SH              Sole              76000
ADVANCED MAGNETICS INC COM       COM        00753P103        724      12450 SH              Sole              12450
AKAMAI TECHNOLOGIES COM          COM        00971T101        681      14000 SH              Sole              14000
ALLERGAN INC COM                 COM        018490102       2363      41000 SH              Sole              41000
APPLE COMPUTER, INC. CMN         COM        037833100       1220      10000 SH              Sole              10000
AT&T INC                         COM        00206R102       4706     113400 SH              Sole             113400
CELGENE CORP COM                 COM        151020104       6650     116000 SH              Sole             116000
CISCO SYS INC                    COM        17275R102       1938      69600 SH              Sole              69600
COSTCO WHSL CORP NEW COM         COM        22160k105       3002      51300 SH              Sole              51300
DIOMED HOLDINGS INC COM NEW      COM        25454R207        211     185000 SH              Sole             185000
GAMESTOP                         COM        36467W109       1760      45000 SH              Sole              45000
GENENTECH INC COM NEW            COM        368710406       5750      76000 SH              Sole              76000
GENZYME CORP                     COM        372917104       3800      59000 SH              Sole              59000
GOOGLE INC CL A                  COM        38259P508       6900      13200 SH              Sole              13200
HANSEN MEDICAL INC COM           COM        411307101       3209     169900 SH              Sole             169900
ILLUMINA INC                     COM        452327109       3913      96400 SH              Sole              96400
IMMERSION CORPORATION CMN        COM        452521107      11072     739100 SH              Sole             739100
LEVEL 3 COMMUNICTIONS            COM        52729N100       5033     860400 SH              Sole             860400
MEDCO HEALTH SOLUTIONS COM       COM        58405U102       1755      22500 SH              Sole              22500
MICROSOFT CORP                   COM        594918104        295      10000 SH              Sole              10000
NIGHTHAWK RADIOLOGY HL COM       COM        65411N105        271      15000 SH              Sole              15000
NUVASIVE INC COM                 COM        670704105       2644      97900 SH              Sole              97900
NYSE EURONEXT COM                COM        629491101       1384      18800 SH              Sole              18800
SCHERING-PLOUGH CORP CMN         COM        806605101       5781     189900 SH              Sole             189900
SEPRACOR INC CMN                 COM        817315104       4951     120700 SH              Sole             120700
SIRIUS SATELLITE RADIO COM       COM        82966U103       1056     349800 SH              Sole             349800
STRYKER CORP CMN                 COM        863667101        644      10200 SH              Sole              10200
SURMODICS INC COM                COM        868873100       2900      58000 SH              Sole              58000
VANDA PHARMACEUTICALS COM        COM        921659108       4450     219650 SH              Sole             219650
WYNN RESORTS LTD COM             COM        983134107        986      11000 SH              Sole              11000
XM SATELLITE RADIO HLDGS INC C   COM        983759101       4584     389427 SH              Sole             389427
BAIDU.COM, INC. SPONSORED ADR    ADR        056752108       2646      15750 SH              Sole              15750
CTRIP COM INTL LTD ADR           ADR        22943F100       2634      33500 SH              Sole              33500
FOSTER WHEELER LTD SHS NEW       ADR        G36535139        642       6000 SH              Sole               6000
GMARKET INC SPON ADR             ADR        38012G100       1850      95200 SH              Sole              95200
MELCO PBL ENTMNT LTD ADR         ADR        585464100        533      42400 SH              Sole              42400
OPEN JT STK CO-VIMPEL SPONSORE   ADR        68370R109       2423      23000 SH              Sole              23000
SCHLUMBERGER LTD CMN             ADR        806857108       2735      32200 SH              Sole              32200
REPORT SUMMARY                           38 DATA RECORDS  112165          0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED